AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2022

1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post‑Effective Amendment No. 99	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 30, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
Explanatory Note: This Post-Effective Amendment No. 99 to the registration statement of Tidal ETF Trust is being filed to add the SP Funds S&P 500 Sharia Industry Exclusions ETF, the SP Funds Dow Jones Global Sukuk ETF, and the SP Funds S&P Global REIT Sharia ETF’s audited financial statements and certain related financial information for the fiscal year/period ended November 30, 2021 and to make other permissible changes under Rule 485(b).

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF
each listed on NYSE Arca, Inc.

PROSPECTUS
March 30, 2022

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SP Funds S&P 500 Sharia Industry Exclusions ETF - Fund Summary
Investment Objective
The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Fund” or the “Sharia ETF”) seeks to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Index” or the “Shariah Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
The Index is composed of the constituents of the S&P 500 Shariah Index other than those from the following sub-industries: Aerospace & Defense, Financial Exchanges & Data, and Data Processing & Outsourced Services. The S&P 500 Shariah Index includes all Sharia-compliant constituents of the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Constituents of the S&P 500 Shariah Index have been screened for non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol or tobacco) and compliance with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities).
The Index was co-developed in 2019 by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global, and ShariaPortfolio, Inc. (“ShariaPortfolio” or, the “Sub-Adviser”), the Fund’s sub-adviser, and is owned and administered by the Index Provider.
The Index is rebalanced and reconstituted monthly and weighted based on the float-adjusted market capitalization of each constituent. As of February 28, 2022, the Index was composed of 239 constituents.

The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia-compliant before investment by the Fund.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in Each Fund.”
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.
Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility, and may continue to do so.

Recently Organized Fund Risk. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. As of November 30, 2021, 38.9% of the Fund’s net assets were invested in the information technology sector.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability. As of November 30, 2021, 20.6% of the Fund’s net assets were invested in the consumer discretionary sector (non-cyclical) and 11.5% of the Fund’s net assets were invested in the consumer discretionary sector (cyclical).
Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect the Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the Fund’s performance for the calendar years ended December 31, 2020 and 2021. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.sp-funds.com.

Calendar Year Ended December 31,
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 23.50% for the quarter ended June 30, 2020 and the lowest quarterly return was -16.05% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Periods Ended December 31, 2021

	1 Year	Since Inception (12/17/2019)
Return Before Taxes	35.19%	30.63%
Return After Taxes on Distributions	34.78%	30.26%
Return After Taxes on Distributions and Sale of Fund Shares	21.07%	23.97%
S&P 500 Shariah Industry Exclusions Index (reflects no deduction for fees, expenses, or taxes)	34.99%	30.54%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.71%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser: Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser: ShariaPortfolio, Inc. serves as the sub-adviser to the Fund.
Adviser Portfolio Managers: Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since March 2021. Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since its inception in December 2019.
Sub-Adviser Portfolio Manager: Naushad Virji, Chief Executive Officer at ShariaPortfolio, is responsible for ensuring the Fund follows the character of the Index and providing advice with regard to the interpretation of and compliance with Sharia principles and has been a portfolio manager of the Fund since its inception in December 2019.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.sp-funds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SP Funds Dow Jones Global Sukuk ETF - Fund Summary
Investment Objective
The SP Funds Dow Jones Global Sukuk ETF (the “Fund” or the “Sukuk ETF”) seeks to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex‑Reinvestment) Index (the “Index” or the “Sukuk Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
The Index includes U.S. dollar-denominated investment-grade sukuk, which are financial certificates, similar to bonds, issued in the global markets and structured to comply with Islamic religious law, commonly known as “Sharia,” and its investment principles. To be eligible for inclusion in the Index, sukuk must have an outstanding issue size of at least US $200 million, a minimum time to maturity of one year, and a credit quality rating of at least BBB- by Standard & Poor’s Financial Services LLC or Fitch Ratings, Inc. and/or at least Baa3 by Moody’s Investors Service, Inc. The Index was created in 2006 and is owned and administered by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global.
Unlike conventional bonds, sukuk are based on a variety of contracts to create financial obligations, and the returns to investors are considered to be profit sharing, not interest. Issuers of sukuk may include international financial institutions, foreign governments (including in emerging markets), and foreign government agencies or instrumentalities that issue sukuk through a secondary issuing vehicle such as a trust. Sharia has certain restrictions regarding finance and commercial activities, including interest restrictions and prohibited industries and only sukuk, as screened by Thomson Reuters, is eligible for the Index. The Fund considers emerging market countries to be those countries included in the MSCI Emerging Markets Index.

The Index is rebalanced and reconstituted monthly and is market value weighted. As of February 28, 2022, the Index was composed of 104 constituents, representing investments in eight foreign countries, and had an average weighted maturity of 5.59 years.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia-compliant before investment by the Fund.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in Each Fund.”
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
Debt Securities Risk.
◦Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
◦Interest Rate Risk. The income generated by debt securities owned by the Fund will be affected by changing interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.
Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Fund to decline in value.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
◦Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Foreign Government Risk. The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the

Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities. As of November 30, 2021, 53.9% of the Fund’s net assets were invested in the securities issued by foreign governments.
General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks of Investing in Saudi Arabia. The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/ or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
◦Risks of Investing in the United Arab Emirates. The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The nonoil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.
Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility, and may continue to do so.
Recently Organized Fund Risk. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect the Fund’s performance, especially in comparison to a more diversified fund. Because Sharia principles preclude the use of interest-paying instruments, cash reserves do not earn income.
Sukuk Risk. Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the Fund’s performance for the calendar years ended December 31, 2020 and 2021. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.sp-funds.com.
Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.65% for the quarter ended June 30, 2020 and the lowest quarterly return was -4.89% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Periods Ended December 31, 2021

	1 Year	Since Inception (12/27/2019)
Return Before Taxes	-1.12%	1.41%
Return After Taxes on Distributions	-1.67%	0.78%
Return After Taxes on Distributions and Sale of Fund Shares	-0.66%	0.81%
Dow Jones Sukuk Total Return Index (ex-Reinvestment) (reflects no deduction for fees, expenses, or taxes)	1.07%	4.34%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-4.71%	2.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser: Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser: ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Adviser Portfolio Managers: Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since March 2021. Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since its inception in December 2019.
Sub-Adviser Portfolio Manager: Naushad Virji, Chief Executive Officer at ShariaPortfolio, is responsible for ensuring the Fund follows the character of the Index and providing advice with regard to the interpretation of and compliance with Sharia principles and has been a portfolio manager of the Fund since its inception in December 2019.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.sp-funds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SP Funds S&P Global REIT Sharia ETF - Fund Summary
Investment Objective
The SP Funds S&P Global REIT Sharia ETF (the “Fund” or the “Global REIT ETF”) seeks to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Index” or the “Shariah REIT Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.69%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period December 29, 2020 (commencement of operations) through November 30, 2021, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
The Index includes all real estate investment trust (“REIT”) securities listed in developed and emerging markets and included as constituents of the S&P Global BMI Shariah Index, a comprehensive global Sharia-compliant index of publicly-traded equity securities. Constituents included in the S&P Global BMI Shariah Index must have a float-adjusted market capitalization of at least $100 million and an annual trading value of at least $50 million. A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Constituents of the S&P Global BMI Shariah Index, and therefore constituents of the Index, have been screened for non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol, or tobacco) and compliance with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities).
The Index is rebalanced and reconstituted monthly. Each security in the Index is subject to certain individual security weight caps. As of February 28, 2022, the Index was composed of 56 constituents, representing investments in 11 countries.
The Index was developed in 2020 by S&P Dow Jones Indices LLC (the “Index Provider”), a division of S&P Global, with active contribution by ShariaPortfolio, Inc. (the “Sub-Adviser”), the Fund’s sub-adviser. The Index is owned and administered by the Index Provider. The S&P Global BMI Shariah Index was developed in 2008 by the Index Provider and is owned and administered by the Index Provider.

The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of the Index. This policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund generally may invest up to 20% of its total assets in Sharia-compliant securities or other Sharia-compliant investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in Sharia-compliant securities that are not components of the Index to reflect various corporate actions and other changes to the S&P Global BMI Shariah Index (such as reconstitutions, additions, and deletions). Each investment made by the Fund is pre-screened and approved as Sharia compliant before investment by the Fund.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company or a smaller number of companies than diversified funds. The Index is expected to be concentrated (i.e., holding more than 25% of its total assets) in REITs.
The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”) ,which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below.
The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in Each Fund.”
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
◦Concentration in REITs
The Fund is expected to be concentrated in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses. As of November 30, 2021, 99.3% of the Fund’s net assets were invested in REITs.
Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.
◦Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.
Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Recently Organized Fund Risk. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Sharia-Compliant Investing Risk. Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect the Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies (“RICs”), the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2021. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.sp-funds.com.
Calendar Year Ended December 31,
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.16% for the quarter ended December 31, 2021 and the lowest quarterly return was 1.14% for the quarter ended September 30, 2021.

Average Annual Total Returns
For the Period Ended December 31, 2021

	1 Year	Since Inception (12/29/2020)
Return Before Taxes	43.18%	44.67%
Return After Taxes on Distributions	42.06%	43.55%
Return After Taxes on Distributions and Sale of Fund Shares	25.69%	33.55%
S&P Global All Equity REIT Shariah Capped Index (reflects no deduction for fees, expenses, or taxes)	44.31%	45.80%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	28.71%	29.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund.
Adviser Portfolio Managers:
Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since its inception in December 2020.
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since its inception in December 2020.
Sub-Adviser Portfolio Manager:
Naushad Virji, Chief Executive Officer at ShariaPortfolio, is responsible for ensuring the Fund follows the character of the Index and providing advice with regard to the interpretation of and compliance with Sharia principles and has been a portfolio manager of the Fund since its inception in December 2020.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”
When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.sp-funds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, qualified REIT dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those arrangements.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objective
Each Fund seeks to track the performance, before fees and expenses, of the applicable Index.
An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Funds’ investment objectives have not been adopted as fundamental investment policies and therefore a Fund’s investment objective may be changed without the consent of a Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”) and written notice to shareholders.
Principal Investment Strategies
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment strategies in the sections titled “Fund Summary-Principal Investment Strategies” above.
To the extent its applicable Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, a Fund will concentrate its investments to approximately the same extent as the Index. Each Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
Manager of Managers Structure
The Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by a Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser(s) and recommend their hiring, termination and replacement.
Principal Risks of Investing in each Fund
The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds: The risks below apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

	Sharia ETF	Sukuk ETF	Global REIT ETF
Concentration Risk	X	X	X
—Concentration in REITs			X
Currency Risk			X
Debt Securities Risk		X
— Credit Risk		X
— Interest Rate Risk		X
Emerging Markets Risk		X	X
Equity Market Risk	X		X
ETF Risks			X
—Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X
— Costs of Buying or Selling Shares	X	X	X
— Shares May Trade at Prices Other Than NAV	X	X	X
— Trading	X	X
Foreign Government Risk		X

	Sharia ETF	Sukuk ETF	Global REIT ETF
Foreign Securities Risk			X
General Market Risk	X	X	X
Geographic Investment Risk		X
—Risks of Investing In Saudi Arabia		X
—Risks of Investing in the United Arab Emirates		X
Market Capitalization Risk	X		X
—Large-Capitalization Investing Risk	X		X
—Mid-Capitalization Investing			X
—Small-Capitalization Investing			X
Models and Data Risk	X	X
Non-Diversification Risk	X	X	X
Passive Investment Risk	X	X	X
Recent Market Events Risk	X	X	X
Recently Organized Fund Risk	X	X	X
Sector Risk	X
—Information Technology Sector Risk	X
—Consumer Discretionary Sector Risk	X
Sharia-Compliant Investing Risk	X	X	X
Sukuk Risk		X
Tax Risk			X
Tracking Error Risk	X	X	X
Underlying Index Risk	X	X	X

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
◦Concentration in REITs
The Fund is expected to be concentrated in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Code, as more fully described in the Fund’s SAI. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.
Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Debt Securities Risk.
◦Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
◦Interest Rate Risk. The income generated by debt securities owned by the Fund will be affected by changing interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.
Emerging Markets Risk. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Fund to decline in value.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Foreign Government Risk.. The Fund’s investment in securities issued by foreign governments or agencies or instrumentalities of foreign governments (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.
A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.
Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Foreign Securities Risk. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAV may change at times when Shares cannot be sold.
Foreign banks and securities depositories at which the Fund holds its foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.
General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks of Investing in Saudi Arabia. The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/ or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
◦Risks of Investing in the United Arab Emirates. The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of its investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility, and may continue to do so. As a result, the risk environment remains elevated. The Adviser and the Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Recently Organized Fund Risk. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Sharia-Compliant Investing Risk. Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, and reduce the size of the overall universe in which a Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect a Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.
Sukuk Risk. Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates and such certificates are linked to a specific investment activity including, but not limited to, tangible assets or the contractual payment obligations of the sukuk issuer. Generally, issuers of sukuk include, but are not limited to, international financial institutions, foreign governments and agencies or instrumentalities of foreign governments that issue the sukuk through a secondary issuing vehicle such as a trust. No collateral is pledged as security for the sukuk. As unsecured investments, sukuk are backed only by the credit of the issuer or issuing vehicle, which may be a vehicle that holds no other assets. Sukuk are thus subject to the risk that the issuer or issuing vehicle may not be able to repurchase the sukuk at the agreed upon date for the agreed upon price, if at all. Sukuk are also subject to the risks associated with developing and emerging market economies, which include, among others, inconsistent accounting and legal principles. The process to resolve a default on sukuk may take longer than resolving a default on conventional bonds. It is possible that interpretations of Sharia law by courts or scholars can evolve in ways that may affect the free transferability of sukuk. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk. Unlike conventional bonds, sukuk are generally held to maturity and trading is limited to the primary market.
Tax Risk. To qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Sub-Adviser believes it is in the best interests of the Fund, which generally can be expected to produce a greater non-correlation risk.
Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Additional Information About Each Index
S&P Dow Jones Indices LLC is the index provider and calculation agent for each Index (“S&P” or, as previously defined, the “Index Provider”). S&P Dow Jones Indices LLC is not affiliated with the Funds, the Adviser, the Sub-Adviser, the Funds’ distributor, or any of their respective affiliates. The Index Provider provides information to the Funds about the constituents of the Indexes and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling securities.
Sharia Compliance
Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Each Fund may utilize a liquidation period of up to 90 days to exit its position in holdings that are deemed to be non-Sharia compliant. This liquidation period may only be utilized to minimize liquidation costs.
S&P 500 Shariah Industry Exclusions Index. The S&P 500 Shariah Industry Exclusions Index is composed of the constituents of the S&P 500 Shariah Index other than those from the following sub-industries: Aerospace & Defense, Financial Exchanges & Data, and Data Processing & Outsourced Services. The S&P 500 Shariah Index includes all Sharia-compliant constituents of the S&P 500 Index. Constituents of the S&P 500 Shariah Index have been screened to exclude companies with non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol or tobacco) and to include companies compliant with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities), as described below. Ratings Intelligence Partners, an independent London/Kuwait-based consulting company, provides the Sharia screens and filters the S&P 500 Shariah Index based on these screens. Ratings Intelligence Partners has a team of qualified Islamic researchers who work directly with a Sharia supervisory board of five Islamic scholars that interprets business issues and recommends actions related to the constituents of the S&P 500 Shariah Index.
Companies that receive income in excess of 5% of its total revenue from Sharia-prohibited business activities are removed from the list of companies eligible for inclusion in the S&P 500 Shariah Index. Sharia-prohibited business activities include:
•Advertising of all non-Islamic activities;
•Media & Entertainment (certain producers, distributors and broadcasters of music, movies, television shows and musical radio shows and cinema operators);
•Alcohol production or sale;
•Cloning;
•Conventional Finance (except: Islamic Banks, Islamic Financial Institutions and Islamic Insurance Companies);
•Casino management and gambling;
•Pork-related products or production, packaging, and process or any other activity related to pork;
•Pornography;
•Tobacco manufacturing or sale; and
•Trading of gold and silver as cash on deferred basis.

After companies have been screened by their business activities, the remaining companies’ finances are further examined to ensure they are Sharia compliant. Only those companies that satisfy the following financial ratios will be considered Sharia compliant:
•Debt is less than 33.333% of total assets;
•Cash and interest-bearing items are less than 33.333% of total assets;
•Accounts receivable and cash are less than 50% of total assets; and
•Total interest and non-compliant activities income are less than 5% of total revenue.

The S&P 500 Shariah Industry Exclusions Index constituents are reviewed on an ongoing and monthly basis to ensure they continue to be Sharia-compliant companies. The S&P 500 Shariah Industry Exclusions Index is reconstituted monthly.
Dow Jones Sukuk Total Return (ex-Reinvestment) Index. Only sukuk, as screened by Thomson Reuters, is eligible for the Dow Jones Sukuk Total Return (ex-Reinvestment) Index. The Index includes fixed and floating rate coupon instruments. The Dow Jones Sukuk Total Return (ex-Reinvestment) Index constituents are reviewed on an ongoing and monthly basis. The Index is reconstituted monthly.
S&P Global All Equity REIT Shariah Capped Index. The S&P Global All Equity REIT Shariah Capped Index is designed to measure all REIT securities listed in developed and emerging markets and included as constituents of the S&P Global BMI Shariah Index, a comprehensive global Sharia-compliant index of publicly-traded equity securities. Constituents of the S&P Global BMI Shariah Index, and therefore constituents of the Index, have been screened to exclude companies with non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol or tobacco) and to include companies compliant with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities), as described below. Ratings Intelligence Partners, an independent London/Kuwait-based consulting company, provides the Sharia screens and filters the S&P Global BMI Shariah Index based on these screens. Ratings Intelligence Partners has a team of qualified Islamic researchers who work directly with a Sharia supervisory board of five Islamic scholars that interprets business issues and recommends actions related to the constituents of the S&P Global BMI Shariah Index.
Companies that receive income in excess of 5% of its total revenue from Sharia-prohibited business activities are removed from the list of companies eligible for inclusion in the S&P Global BMI Shariah Index. Sharia-prohibited business activities include:
•Advertising of all non-Islamic activities;
•Media & Entertainment (certain producers, distributors and broadcasters of music, movies, television shows and musical radio shows and cinema operators);
•Alcohol production or sale;
•Cloning;
•Conventional Finance (except: Islamic Banks, Islamic Financial Institutions and Islamic Insurance Companies);
•Casino management and gambling;
•Pork-related products or production, packaging, and process or any other activity related to pork;
•Pornography;
•Tobacco manufacturing or sale; and
•Trading of gold and silver as cash on deferred basis.
After companies have been screened by their business activities, the remaining companies’ finances are further examined to ensure they are Sharia compliant. Only those companies that satisfy the following financial ratios will be considered Sharia compliant:
•Debt is less than 33.333% of total assets;
•Cash and interest-bearing items are less than 33.333% of total assets;
•Accounts receivable and cash are less than 50% of total assets; and
•Total interest and non-compliant activities income are less than 5% of total revenue.
The Shariah REIT Index constituents are reviewed on an ongoing and monthly basis to ensure they continue to be Sharia-compliant companies. Because the Shariah REIT Index is rebalanced and reconstituted monthly, any portfolio security determined to be non-Sharia-compliant will be held for no longer than 30 days.
Dividend Purification
If a company derives a portion of its total income from interest income and/or Sharia-prohibited business activities, Sharia investment principles state that this portion must be “purified” from the distributions paid out to shareholders. Shareholders may purify their portion of prohibited income received by absolving an equivalent amount to charitable purposes. Accordingly, for investors seeking to purify prohibited income received from the Funds, if any, ShariaPortfolio will publish an income purification calculator on the Funds’ website, www.sp-funds.com, to assist Sharia ETF and Global REIT ETF investors in calculating the per share amount to be purified on a monthly basis. The Sukuk ETF does not require purification because sukuk are by definition Sharia-compliant.
ShariaPortfolio, in conjunction with the Sharia Advisor (defined below), determines such amount by evaluating income earned from Sharia-prohibited business activities. In making such determination, ShariaPortfolio and the Sharia Advisor consider the amount of prohibited income in relation to the number of shares of the company held by a Fund and the Fund’s holding period of such shares. A company may have prohibited income whether or not the company’s profits have been distributed and whether or not the company has declared a profit or suffered a loss.
Such information will generally be posted prior to each Fund’s scheduled distribution of any dividend income to shareholders. For additional information about the Funds’ distribution policies, see “Dividends, Distributions and Taxes” below in this Prospectus.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available on the Funds’ website at www.sp-funds.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
Toroso Investments, LLC, located at 898 N. Broadway, Suite 2, Massapequa, New York 11758, is an SEC-registered investment adviser and a Delaware limited liability company. Toroso was founded in and has been managing investment companies since March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of February 28, 2022, Toroso had assets under management of approximately $7.7 billion and served as the investment adviser or sub-adviser for 50 registered funds.
Toroso serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate.
For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Sharia ETF	0.49%
Sukuk ETF	0.59% [1]
Global REIT ETF	0.69%
1 Effective November 30, 2021 the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sukuk ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sukuk ETF’s management fee from 0.65% to 0.59%.
For the fiscal year ended November 30, 2021, the Adviser received an aggregate fee of 0.49% from the Sharia ETF, an aggregate fee of 0.65% from the Sukuk ETF, and an aggregate fee of 0.69% from the Global REIT ETF.
Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).

Investment Sub-Adviser
ShariaPortfolio, Inc, 1331 International Pkwy, Suite 2291, Lake Mary, Florida 32746, serves as the investment sub-adviser to the Funds pursuant to a sub-advisory agreement between ShariaPortfolio and the Adviser (the “Sub-Advisory Agreement”) and is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles. For its services, ShariaPortfolio is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets. As of February 28, 2022, ShariaPortfolio had assets under management of approximately $350.47 million.
A discussion regarding the basis for the Board’s approval of the Sharia ETF’s and Sukuk ETF’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Funds’ semi-annual report to shareholders for the reporting period ended May 31, 2020.
A discussion regarding the basis for the Board’s approval of the Global REIT ETF’s Investment Advisory Agreement and Sub-Advisory Agreement is available in the Funds’ semi-annual report to shareholders for the reporting period ended May 31, 2021.
Portfolio Managers
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, and Naushad Virji, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Sharia ETF and Sukuk ETF since their inception in December 2019, and each have been portfolio managers of the Global REIT ETF since its inception in December 2020.
Michael Venuto, Portfolio Manager for the Adviser, has been a portfolio manager of the Sharia ETF and Sukuk ETF since March 2021, and has been a portfolio manager of the Global REIT ETF since its inception in December 2020.
Michael Venuto, Chief Investment Officer for the Adviser
Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser
Mr. Ragauss serves as Portfolio Manager of the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at CSat Investment Advisory, L.P. from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.
CFA® is a registered trademark owned by the CFA Institute.
Naushad Virji, Portfolio Manager for the Sub-Adviser
Naushad Virji, Chief Executive Officer at ShariaPortfolio, launched ShariaPortfolio in 2014 and ShariaPortfolio Canada, Inc. in 2019. He has also been Chief Executive Officer at Virji Investments, Inc., a registered investment advisor firm, since 2003. Mr. Virji attended the University of Florida where he received a degree in business administration.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that a Portfolio Manager manages, and the Portfolio Managers’ ownership of Shares.
Sharia Advisor
Raqaba LLC has been appointed as the Sharia adviser (the “Sharia Advisor”) to advise ShariaPortfolio with regard to its interpretation of and compliance with Sharia principles. The Sharia Advisor specializes in providing Sharia compliance services to the financial services sector and provides its services in accordance with the collective decisions of Islamic jurisprudence, Islamic financial standards of Accounting and Auditing Organization for Islamic Financial Institutions (AAOIFI) and the Islamic Financial Services Board (IFSB), international financial reporting standards and local regulatory frameworks.

The Sharia Advisor performs annual Sharia audits to assess the Sharia compliance of each Fund. The Sharia Advisor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, the Sharia Advisor is not involved in the maintenance of any of the Indices and does not otherwise act in the capacity of an index provider.
FUND SPONSOR
The Adviser has entered into an Agreement with SP Funds Management, LLC (the “Fund Sponsor”), under which the Fund Sponsor assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of each Fund, except Excluded Expenses, the “Unitary Expenses”). The Fund Sponsor is controlled by, and is therefore an affiliated entity of, ShariaPortfolio.  Although the Sponsor has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. For assuming the payment obligations, the Adviser has agreed to pay to the Sponsor the profits, if any, generated by each Fund’s unified management fee. The Sponsor does not make investment decisions, provide investment advice, participate in the unified management of the Funds, or otherwise act in the capacity of an investment adviser to the Funds.  The Fund Sponsor is not involved in the maintenance of any of the Indices and does not act in the capacity of an index provider.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. The values of non-U.S. dollar denominated securities are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).
Fair Value Pricing
The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been delisted or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a Fund will be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Other Registered Investment Companies in the Funds
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust or rule under the 1940 Act, including that such investment companies enter into an agreement with the Funds.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Fund will generally declare and distribute net investment income, if any, at least monthly, and any net realized capital gains to its shareholders at least annually.
Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Because the REITs in which the Global REIT ETF invests do not provide complete information about the taxability of their distributions until after the calendar year-end, the Global REIT ETF may not be able to determine how much of its distributions are taxable to shareholders until after the January 31st deadline for issuing Form 1099-DIV. As a result, the Global REIT ETF may request permission from the Internal Revenue Service (“IRS”) each year for an extension of time to issue Form 1099-DIV until February 28th.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Taxes on Distributions
For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.
In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Taxation of REIT Investments
The Global REIT ETF will invest in REITs. The Tax Act treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.
Foreign Investments by a Fund
Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties or conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
Foreside Fund Services, LLC (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund can be found on the Funds’ website at www.sp-funds.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Sub-Adviser, and each Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.
Each Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to each Index is the licensing of each Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. Each Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating each Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of shares of the Funds or the timing of the issuance or sale of shares of the Funds or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on each Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF EACH INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand each Fund’s performance for the fiscal year/period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Sharia ETF
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Year Ended November 30, 2021	Period Ended November 30, 2020(1)

Net asset value, beginning of period/year	$24.26	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.17	0.22
Net realized and unrealized gain (loss) on investments	8.36	4.25
Total from investment operations	8.53	4.47

Less Distributions:
From net investment income	(0.18)	(0.21)
From long-term capital gains	(0.13)	—
Total distributions	(0.31)	(0.21)

Net asset value, end of period/year	$32.48	$24.26
Total return (4)	35.40%	22.58%	(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$123.4	$38.8
Portfolio turnover rate	18%	46%	(3)
Ratio of expenses to average net assets	0.49%	0.49%	(5)
Ratio of net investment income (loss) to average net assets	0.60%	1.06%	(5)

(1)	The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to November 30, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not Annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

Sukuk ETF
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Year Ended November 30, 2021	Period Ended November 30, 2020(1)

Net asset value, beginning of period/year	$20.41	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.27	0.30
Net realized and unrealized gain (loss) on investments	(0.42)	0.39
Total from investment operations	(0.15)	0.69

Less Distributions:
From net investment income	(0.26)	(0.28)
From return of capital	(0.24)	—
Total distributions	(0.50)	(0.28)

Net asset value, end of period/year	$19.76	$20.41
Total return (4)	(0.73)%	3.48%	(3) (5)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$37.5	$31.1
Portfolio turnover rate	28%	15%	(3)
Ratio of expenses to average net assets	0.65%	0.65%	(6)
Ratio of net investment income (loss) to average net assets	1.32%	1.61%	(6)

(1)	The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to November 30, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not Annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Net increase in payments by affiliates on the disposal of investments due to trade error added 0.11% to this return.
(6)	Annualized.

Global REIT ETF
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended November 30, 2021(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.26
Net realized and unrealized gain (loss) on investments	6.04
Total from investment operations	6.30

Less Distributions:
From net investment income	(0.29)
From long-term capital gains	(0.15)
From return of capital	(0.23)
Total distributions	(0.67)

Net asset value, end of period	$25.63
Total return (3) (4)	31.98%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$23.1
Portfolio turnover rate (3)	79%
Ratio of expenses to average net assets (5)	0.69%
Ratio of net investment income (loss) to average net assets (5)	1.19%

(1)	The Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to November 30, 2021.
(2)	Calculated using average shares outstanding method.
(3)	Not Annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

SP Funds S&P 500 Sharia Industry Exclusions ETF
SP Funds Dow Jones Global Sukuk ETF
SP Funds S&P Global REIT Sharia ETF

Adviser	Toroso Investments, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758	Administrator	Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758
Sub-Adviser	ShariaPortfolio, Inc. 1331 International Pkwy Suite 2291 Lake Mary, Florida 32746	Distributor	Foreside Fund Services, LLC Three Canal Plaza Suite 100 Portland, Maine 04101
Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212	Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 S. 16th Street Philadelphia, Pennsylvania 19102
Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated March 30, 2022, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the prior fiscal year.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at ShariaPortfolio, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 425-409-9500.
Shareholder reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Funds’ Internet website at www.sp-funds.com; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23377)

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF
each listed on NYSE Arca, Inc.

STATEMENT OF ADDITIONAL INFORMATION
March 30, 2022

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), and the SP Funds S&P Global REIT Sharia ETF (the “Global REIT ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of Tidal ETF Trust (the “Trust”), dated March 30, 2022, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 425-409-9500, visiting www.sp-funds.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Funds’ audited financial statements for the most recent fiscal year/period are incorporated into this SAI by reference to the Funds’ most recent annual report to shareholders for the period ended November 30, 2021 (File No. 811-23377). You may obtain a copy of the Funds’ annual report at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Funds. The Trust was organized as a Delaware statutory trust on June 4, 2018. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”) serves as investment adviser to the Funds and ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds.
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the NYSE Arca, Inc. (the “Exchange”). Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Non-Diversification
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of such Fund’s applicable Index (the S&P 500 Shariah Industry Exclusions Index (the “Sharia Index”) for the Sharia ETF, the Dow Jones Sukuk Total Return (ex‑Reinvestment) Index (the “Sukuk Index”) for the Sukuk ETF, and the S&P Global All Equity REIT Shariah Capped Index (the “Sharia REIT Index”) for the Global REIT ETF) and, therefore, those securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Index.
Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve each Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.
General Risks

1

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.
Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, a Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for the Funds to utilize, the Funds are not required to utilize such non-principal techniques or investments.
Borrowing
Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by a Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts (Sharia ETF only)
To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Fund will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored

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depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts. The use of a depositary receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the depositary receipt.
Equity Securities (Sharia ETF, Global REIT ETF)
Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of Shares to decline.
An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.
Types of Equity Securities:
Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction

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itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks. A Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Real Estate Investment Trusts (“REITs”) (Sharia ETF, Global REIT ETF)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest at least 75% of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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Foreign Securities (Sukuk ETF, Global REIT ETF)
A Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.
Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).
Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.
Investment Company Securities
A Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. If a Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
Registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Funds may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the stated limits in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

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A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allow a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, a Fund may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, to invest in such other funds in excess of the limits of Section 12(d)(1) if such Fund complies with the terms and conditions of such exemptive relief.
Illiquid Investments
A Fund may invest in illiquid investments (i.e., securities that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws); investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the investment; (2) the number of dealers willing to purchase or sell the investment and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the investment; and (4) the nature of the marketplace trades, including the time needed to dispose of the investment, the method of soliciting offers and the mechanics of the transfer. The term "illiquid investment" is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of an investment may not be indicative of the liquidity of the investment. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.
Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell an investment under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board.
Sukuk (Sukuk ETF only)
Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investment principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates and such certificates are linked to a specific investment activity including, but not limited to, tangible assets or the contractual payment obligations of the sukuk issuer. Generally, issuers of sukuk include, but are not limited to, international financial institutions, foreign governments and agencies or instrumentalities of foreign governments that issue the sukuk through a secondary issuing vehicle such as a trust. For sukuk linked to a tangible asset, the sukuk issuer and/or issuing vehicle maintains title to the underlying asset or pool of assets (the “Underlying Asset”), and the sukuk certificate represents an interest in the Underlying Asset. Accordingly, the income or periodic payments to the investor comes from a share in revenues generated from the Underlying Asset, not from interest on the investor’s money for the sukuk. For sukuk that are not linked to a tangible asset, the sukuk certificate represents a contractual payment obligation of the issuer or issuing vehicle to pay income or periodic payments to the investor and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’s money for the sukuk. The issuer and/or issuing vehicle of the sukuk agrees in advance in the sukuk base prospectus to repurchase the sukuk from the investor on a certain date at a certain price.
No collateral, including the Underlying Asset, is pledged as security for the sukuk. As unsecured investments, sukuk are backed only by the credit of the issuer or issuing vehicle, which may be a vehicle that holds no other assets. Sukuk are thus subject to the risk that the issuer or issuing vehicle may not be able to repurchase the sukuk at the agreed upon date for the agreed upon

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price, if at all. Furthermore, since the purchasers of sukuk are investing in an instrument with income or periodic payments linked to the Underlying Asset, investors are subject to the risk that the Underlying Asset may not perform as expected, and the flow of income from the investments may be slower than expected or may cease altogether. In the case that the sukuk is not linked to an Underlying Asset but instead a contractual obligation of the issuer to pay income or periodic payments, the purchase of sukuk are subject to the credit risk of the issuer. Sukuk are also subject to the risks associated with developing and emerging market economies, which include, among others, inconsistent accounting and legal principles.
The process to resolve a default on sukuk may take longer than resolving a default on conventional bonds. It is possible that interpretations of Sharia law by courts or scholars can evolve in ways that may affect the free transferability of sukuk. In that event, the Fund may be required to hold its sukuk for longer than intended, even if the condition and value of the Underlying Asset deteriorates or if creditworthiness of the issuer or issuing vehicles deteriorates.
While the Sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk. Unlike conventional bonds, sukuk are generally held to maturity and trading is limited to the primary market. Furthermore, the global sukuk market is significantly smaller than conventional bond markets, and restrictions imposed by the Sharia board of the issuing entity may limit the investable universe of the Fund.
Fixed Income Securities
The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.
Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.
Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Funds.
Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.
A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.
When investing in fixed income securities, the Funds may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities or “junk bonds,” involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

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Variable and Floating Rate Instruments (Sukuk ETF only)
Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Subject to its investment objective policies and restrictions, the Fund may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Fund may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months. A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return. As a result of the floating and variable rate nature of these investments, the Fund’s yields may decline, and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund’s yields may increase, and it may have reduced risk of capital depreciation. Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that each Fund will concentrate to approximately the same extent that its respective Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.With respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this

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restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).
3.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
4.Make loans, except to the extent permitted under the 1940 Act.
5.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.
6.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
7.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
In determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the user or use of private activity municipal bonds to determine their industry.
In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following non-fundamental restrictions, which may be changed without a shareholder vote:
1.The Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
2.Under normal circumstances, at least 80% of the Fund’s total assets will be invested in the component securities of its underlying index.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) such Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor (defined below), and the Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of each Fund. The Funds and their service providers employ a variety of processes, procedures, and controls to identify various of those

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possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objective, strategies, and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, their investment philosophies, brokerage practices, and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers, such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser and Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser or Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the nature of each Fund’s investments.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser or Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.
The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, despite there being no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets

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under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal ETF Trust, 898 N. Broadway, Suite 2, Massapequa, New York 11758.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018).	30	None
Dusko Culafic Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	30	None
Eduardo Mendoza Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	30	None
Interested Trustee
Eric W. Falkeis (2) Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	30	Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).
(1) All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
(2) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the series of the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Trust, and to exercise their

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business judgment in a manner that serves the best interests of the shareholders of each series of the Trust. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.
The Trust has concluded that Mr. Baltimore should serve as a Trustee because of his substantial experience with the distribution of investment company securities and his experience with regulatory matters through his current position at Global Rhino, LLC and prior position at Global Sight, LLC, asset management distribution consulting firms, current position at Joot, an asset management compliance services firm, and his past experience with distribution activities at the parent company of the Trust’s Distributor (defined below). The Board believes Mr. Baltimore’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Culafic should serve as a Trustee because of his substantial experience with investment management operations and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Operational Due Diligence Analyst of Aurora Investment Management, LLC, a registered investment adviser. The Board believes Mr. Culafic’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Mendoza should serve as a Trustee because of his substantial experience with credit markets and finance and his experience with financial, accounting, investment, and regulatory matters through his former positions as Managing Director (and other positions) of BMO Capital Markets, an investment bank. The Board believes Mr. Mendoza’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The Trust has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Funds’ financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Funds’ shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the

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preparation of the Funds’ financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Funds’ Form N-CSR. For the fiscal year ended November 30, 2021, the Audit Committee met two times with respect to each of the Funds.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities).
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to identify, evaluate, and recommend candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, but at least annually in November.
Valuation Committee. The Board has delegated day-to-day valuation issues to a Valuation Committee that is composed of Messrs. Falkeis, Daniel H. Carlson, and Thomas Newberg. Mr. Carlson is the Treasurer of the Trust and the Chief Financial Officer, Chief Compliance Officer, and a Managing Member of the Adviser. Mr. Newberg is Vice President of Compliance of the Adviser. Although the Valuation Committee is not a committee of the Board (i.e., committee members need not be a Trustee), the Valuation Committee’s membership is appointed by the Board and its charter and applicable procedures are approved by the Board. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as necessary. For the fiscal year ended November 30, 2021, the Valuation Committee met two times with respect to the Global REIT ETF, one time with respect to the Sharia ETF, and did not meet with respect to the Sukuk ETF.
Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 898 N. Broadway, Suite 2, Massapequa, New York 11758, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).
Daniel H. Carlson Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF launches and Finance Director, Tidal ETF Services, LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.
Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).
As of December 31, 2021, Mr. Falkeis beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Sharia ETF	Dollar Range of Shares Owned in the Sukuk ETF	Dollar Range of Shares Owned in the Global REIT ETF	Aggregate Dollar Range of Shares of Series of the Trust
Eric W. Falkeis	$1 - $10,000	$1 - $10,000	$1 - $10,000	Over $100,000
As of December 31, 2021, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
Board Compensation. The Independent Trustees each receive $25,000 for each regular quarterly meeting attended, $7,500 for each special meeting attended, and $1,000 for each telephonic audit committee meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee.(1) The Audit Committee Chair receives an annual fee of $10,000.(2) The Trust has no pension or retirement plan.
The following table shows the compensation earned by each Trustee for the Funds’ fiscal period/year ended November 30, 2021. Independent Trustee fees are paid by the Adviser or the Sub-Adviser to each series of the Trust and not by the Fund. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustees (3)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Mark H.W. Baltimore	$0	$85,000
Dusko Culafic	$0	$87,500
Eduardo Mendoza	$0	$85,000

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(1) Prior to January 1, 2022, the Independent Trustees each received $15,000 for each regular quarterly meeting attended. Prior to September 1, 2021, the Independent Trustees each received $10,000 for each regular quarterly meeting attended and $5,000 for each special meeting attended.
(2) Prior to January 1, 2022, the Audit Committee Chair received an annual fee of $2,500. Prior to January 1, 2021, the Audit Committee Chair did not receive a fee.
(3) There are currently 27 other portfolios comprising the Fund complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.
As of March 1, 2022, the following shareholders were considered to be principal shareholders:
Sharia ETF

Name and Address	% of Ownership	Type of Ownership
TD Ameritrade 200 South 108th Avenue Omaha, NE 68103-2226	35.72%	Record
Nationwide Financial Services, Inc. (NFS) 200 Liberty Street New York, NY 10281	16.25%	Record
Interactive Brokers Retail Equity Clearing One Pickwick Plaza Greenwich, CT 06830	8.15%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	5.74%	Record
Sukuk ETF

Name and Address	% of Ownership	Type of Ownership
TD Ameritrade 200 South 108th Avenue Omaha, NE 68103-2226	59.64%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	7.59%	Record
Nationwide Financial Services, Inc. (NFS) 200 Liberty Street New York, NY 10281	6.61%	Record
Global REIT ETF

Name and Address	% of Ownership	Type of Ownership
TD Ameritrade 200 South 108th Avenue Omaha, NE 68103-2226	51.56%	Record
Brown Brothers Harriman & Co 140 Broadway New York, New YY 10005	11.54%	Record
As of March 1, 2022, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.
CODES OF ETHICS

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The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that are used when voting proxies on behalf of the Funds.
In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 425-409-9500 or (2) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER
Toroso Investments, LLC, located at 898 N. Broadway, Suite 2, Massapequa, New York 11758, serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds.
Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by each Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee at an annual rate based on the Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Sharia ETF	0.49%
Sukuk ETF	0.59%[1]
Global REIT ETF	0.69%
1 Effective November 30, 2021, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sukuk ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sukuk ETF’s management fee from 0.65% to 0.59%.
After an initial period of two years, the Advisory Agreement with respect to each Fund, as applicable, is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom), of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

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The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.
The tables below show management fees paid by each Fund to the Adviser for the fiscal year/period indicated.

Sharia ETF	Management Fee Paid
Fiscal year ended November 30, 2021	$361,300
December 17, 2019 (commencement of operations) through November 30, 2020	$109,101

Sukuk ETF	Management Fee Paid
Fiscal year ended November 30, 2021	$225,729
December 27, 2019 (commencement of operations) through November 30, 2020	$127,825

Global REIT ETF	Management Fee Paid
December 29, 2020 (commencement of operations) through November 30, 2021	$89,310
INVESTMENT SUB-ADVISER
ShariaPortfolio
ShariaPortfolio serves as the investment sub-adviser to the Funds.
Pursuant to a Sub-Advisory Agreement, (the “Sub-Advisory Agreement”) between the Adviser and ShariaPortfolio, ShariaPortfolio is responsible for ensuring each Fund follows the character of its applicable Index and providing advice with regard to its interpretation and each Fund’s compliance with Sharia principles.
For its services, ShariaPortfolio is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Name of Fund	Sub-Advisory Fee
Sharia ETF	0.02%
Sukuk ETF	0.02%
Global REIT ETF	0.02%
The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years, as applicable. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom), of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of a Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The table below shows fees paid by the Adviser to the Sub-Adviser with respect to each Fund for the fiscal year/period indicated.

Sharia ETF	Sub-Advisory Fee Paid
Fiscal year ended November 30, 2021	$14,747
December 17, 2019 (commencement of operations) through November 30, 2020	$4,453

Sukuk ETF	Sub-Advisory Fee Paid
Fiscal year ended November 30, 2021	$6,947
December 27, 2019 (commencement of operations) through November 30, 2020	$3,933

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Global REIT ETF	Sub-Advisory Fee Paid
December 29, 2020 (commencement of operations) through November 30, 2021	$2,589
PORTFOLIO MANAGERS
The Funds are managed by Michael Venuto, Chief Investment Officer of the Adviser, Charles A. Ragauss, CFA, Portfolio Manager of the Adviser, and Naushad Virji, Chief Executive Officer for ShariaPortfolio.
Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of November 30, 2021:
Michael Venuto, Chief Investment Officer for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	35	$5,840	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	564	$280	0	0
Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	34	$5,694	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Naushad Virji, Chief Executive Officer for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	3	$200	0	$0
Other Pooled Investment Vehicles	1	$5	0	$0
Other Accounts	213	$37	0	$0
Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
As of November 30, 2021 Mr. Virji beneficially owned shares of the Sharia ETF in the range of $50,001–$100,000, the Sukuk ETF in the range of $50,001–$100,000, and the Global REIT ETF in the range of $10,001–$50,000.
As of November 30, 2021, no Shares of the Funds were owned by Mr. Venuto and Mr. Ragauss.
Portfolio Manager Compensation. Mr. Venuto is compensated by the Adviser with a base salary and a profit sharing plan. Mr. Venuto is an equity owner of the Adviser and therefore benefits indirectly from the revenue generated from the Funds’ Advisory Agreement with the Adviser.
Mr. Ragauss is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Funds.
Mr. Virji is compensated by ShariaPortfolio with a fixed salary and discretionary bonus based on the underlying assets of the Funds.

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Description of Material Conflicts of Interest. The Adviser’s and the Sub-Adviser’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser and the Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.
THE DISTRIBUTOR
The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of a Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
For the fiscal periods ended November 30, 2020 and November 30, 2021, the Funds did not incur any underwriting commissions and the Distributor did not retain any amounts.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

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If you have any additional questions, please call 425-409-9500.
Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit each Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance each Fund’s ability to sell shares and access important distribution channels.
The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.
The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Funds’ then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.
ADMINISTRATOR
Tidal ETF Services LLC (“Tidal” or the “Administrator”), an affiliate of the Adviser, serves as the Funds’ administrator. Tidal is located at 898 N. Broadway, Suite 2, Massapequa, New York 11758. Pursuant to a Fund Administration Servicing Agreement between the Trust and Tidal, Tidal provides the Trust with, or arranges for, administrative and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of Tidal serve as the Trust’s principal executive officer and principal financial officer, Tidal coordinates the payment of Fund-related expenses, and Tidal manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.
The tables below show fees paid by the Adviser to the Administrator with respect to each Fund for the fiscal year/period indicated.

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Sharia ETF	Administration Fee Paid
Fiscal year ended November 30, 2021	$35,494
December 17, 2019 (commencement of operations) through November 30, 2020	$38,142

Sukuk ETF	Administration Fee Paid
Fiscal year ended November 30, 2021	$35,425
December 27, 2019 (commencement of operations) through November 30, 2020	$36,830

Global REIT ETF	Administration Fee Paid
December 29, 2020 (commencement of operations) through November 30, 2021	$18,411
SUB-ADMINISTRATOR AND TRANSFER AGENT
Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.
Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on the Funds’ average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The tables below show fees paid by the Adviser to Global Fund Services with respect to each Fund for the fiscal year/period indicated.

Sharia ETF	Sub-Administration Fee Paid
Fiscal year ended November 30, 2021	$55,844
December 17, 2019 (commencement of operations) through November 30, 2020	$70,780

Sukuk ETF	Sub-Administration Fee Paid
Fiscal year ended November 30, 2021	$70,448
December 27, 2019 (commencement of operations) through November 30, 2020	$69,724

Global REIT ETF	Sub-Administration Fee Paid
December 29, 2020 (commencement of operations) through November 30, 2021	$40,128
CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Funds’ assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
COMPLIANCE SERVICES ADMINISTRATOR
The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, Esq., an employee of Cipperman, serves as the Trust’s Chief Compliance Officer. The Trust’s Chief Compliance Officer will prepare and update the Trust’s compliance policies and procedures and monitor and test compliance with such policies and procedures.
LEGAL COUNSEL
Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel for the Trust and the Independent Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee, or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of his or her service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds

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reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.
Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.
The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

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The tables below show aggregate brokerage commissions paid by each Fund for the fiscal year/period indicated.

Sharia ETF	Aggregate Brokerage Commissions Paid
Fiscal year ended November 30, 2021	$2,408
December 17, 2019 (commencement of operations) through November 30, 2020	$1,896

Sukuk ETF	Aggregate Brokerage Commissions Paid
Fiscal year ended November 30, 2021	$0
December 27, 2019 (commencement of operations) through November 30, 2020	$0

Global REIT ETF	Aggregate Brokerage Commissions Paid
December 29, 2020 (commencement of operations) through November 30, 2021	$4,248
Directed Brokerage. For the fiscal period ended November 30, 2021, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of a Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
During the fiscal period ended November 30, 2021, the Funds did not pay brokerage commissions to any registered affiliated broker-dealers of the Funds, the Adviser or the Sub-Adviser.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (3) sold the largest dollar amounts of Shares.
During the fiscal period ended November 30, 2021, the Funds did not acquire any equity securities of their regular broker-dealers and as of November 30, 2021, the Funds did not own equity securities of their regular broker-dealers or their parent companies.
PORTFOLIO TURNOVER RATE
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.
The tables below show each Fund’s portfolio turnover rate of the average value of its portfolio for the fiscal year/period indicated:

Sharia ETF	Portfolio Turnover Rate
Fiscal year ended November 30, 2021	18%
December 17, 2019 (commencement of operations) through November 30, 2020	46%

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Sukuk ETF	Portfolio Turnover Rate
Fiscal year ended November 30, 2021	28%
December 27, 2019 (commencement of operations) through November 30, 2020	15%

Global REIT ETF	Portfolio Turnover Rate
December 29, 2020 (commencement of operations) through November 30, 2021	79%
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may change from time to time.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The Sukuk ETF generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T plus two” business days (“T+2”). The Sukuk ETF may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances.The order cut-off time for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern Time for the Sukuk ETF and is expected to be 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF, which time may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 2:00 p.m. Eastern Time for the Sukuk ETF and no later than 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF, or such earlier time as may be designated by the applicable Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have

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executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by 2:00 p.m. Eastern Time for the Sukuk ETF and 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. Eastern Time for the Sukuk ETF and 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. Eastern Time for the Sukuk ETF and 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.
However, the Sukuk ETF reserves the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Sukuk ETF for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 2:00 p.m. Eastern Time for the Sukuk ETF and 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the applicable Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the applicable Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of the Fund, will not impair the arbitrage mechanism for investors.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of

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Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Sharia ETF	$500	2%
Sukuk ETF	$500	2%
Global REIT ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Sharia ETF	$500	2%
Sukuk ETF	$500	2%
Global REIT ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 2:00 p.m. Eastern Time for the Sukuk ETF and 4:00 p.m. Eastern Time for the Sharia ETF and the Global REIT ETF. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within two Business Days of the trade date.
However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Sukuk ETF may take longer than two Business Days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.
The Trust may in its discretion cause the Fund to exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Sukuk ETF may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares of the Fund, or to purchase or sell Shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NAV
NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating a Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. A Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”
General Policies. The Funds each intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
The Funds will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
A Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to

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preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.
Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the

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relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, such Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event a Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period generally ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. The Funds have a Section 4982(e)(4) election currently in effect. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.
Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. A Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
As of November 30, 2021, the Funds had no late year losses and the Sharia ETF, Sukuk ETF, and Global REIT ETF had short-term capital loss carryovers of $0, $222,945, and $0, respectively, which do not expire.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for

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corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.
Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if a Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been

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held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (1) distributions of investment company taxable income and (2) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

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Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.
FINANCIAL STATEMENTS
The annual report for the Funds for the fiscal period ended November 30, 2021 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ annual report at no charge by calling 425-409-9500 or through the Funds’ website at www.sp-funds.com.

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TIDAL ETF TRUST
PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.			Description of Exhibit
(a)	(i)
Certificate of Trust of Tidal ETF Trust (the “Trust” or the “Registrant”) - previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.

	(ii)		Registrant’s Declaration of Trust - previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(iii)		Organizational Documents for Toroso Cayman Subsidiary I (for the Acruence Active Hedge U.S. Equity ETF).
		(1)	Investment Advisory Agreement - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(3)	Certificate of Incorporation - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(4)	Tax Undertaking - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(iv)		Organizational Documents for Ionic Cayman Subsidiary (for the Ionic Inflation Protection ETF).
		(1)	Investment Advisory Agreement - to be filed by amendment.
		(2)	Investment Sub-Advisory Agreement – to be filed by amendment.
		(3)	Memorandum and Articles of Association - to be filed by amendment.
		(4)	Certificate of Incorporation - to be filed by amendment.
		(5)	Tax Undertaking - to be filed by amendment.
		(6)	Private Investment Company Custodian Agreement – to be filed by amendment.
(b)
Registrant’s Amended and Restated By-Laws – previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and are incorporated herein by reference.

Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)
Investment Advisory Agreement between the Trust (on behalf of National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named Aware Ultra-Short Duration Enhanced Income ETF)) and Toroso Investments, LLC (“Toroso”) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(ii)
Investment Advisory Agreement between the Trust (on behalf of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF and SoFi Gig Economy ETF (the “SoFi ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(2)
Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Dividend ETF) - previously filed with Post-Effective Amendment No. 55 on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(iii)
Investment Advisory Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the RPAR Risk Parity ETF) and Toroso (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(iv)
Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso (adding the SP Funds S&P Global REIT Sharia ETF (collectively, the “SP Funds”)) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

	(2)	Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the SP Funds, and Toroso - filed herewith.
(v)
Investment Advisory Agreement between the Trust (on behalf of Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF (the “Leatherback ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(vi)
Investment Advisory Agreement between the Trust (on behalf of Adasina Social Justice All Cap Global ETF) and Toroso - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(vii)
Investment Advisory Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(viii)
Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso) - previously filed with Post-Effective Amendment No. 35 on Form N-1A on November 13, 2020 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso (adding the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.

(ix)
Investment Advisory Agreement between the Trust (on behalf of Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Income ETF, Sound Enhanced Equity Income ETF, and Sound Total Return ETF (the “Sound Income ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(x)
Investment Advisory Agreement between the Trust (on behalf of Euclid Capital Growth ETF) and Toroso - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xi)
Investment Advisory Agreement between the Trust (on behalf of Acruence Active Hedge U.S. Equity ETF) and Toroso - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(xii)
Investment Advisory Agreement between the Trust (on behalf of SonicShares™ Airlines, Hotels, Cruise Lines ETF) and Toroso - previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.

(1)
First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SonicShares™ Airlines, Hotels, Cruise Lines ETF) and Toroso (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(xiii)
Investment Advisory Agreement between the Trust (on behalf of American Customer Satisfaction ETF) and Toroso - previously filed with Post-Effective Amendment No. 59 on N-1A on May 21, 2021 and is incorporated herein by reference.

(xiv)
Investment Advisory Agreement between the Trust (on behalf of iClima Climate Change Solutions ETF f/k/a iClima Global Decarbonization Transition Leaders ETF and iClima Distributed Smart Energy ETF f/k/a iClima Distributed Renewable Energy Transition Leaders ETF (the “iClima ETFs”)) and Toroso - previously filed with Post-Effective Amendment No. 67 on N-1A on July 14, 2021 and is incorporated herein by reference.

(xv)
Investment Advisory Agreement between the Trust (on behalf of Robinson Alternative Yield Pre-Merger SPAC ETF) and Toroso - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(xvi)
Investment Advisory Agreement between the Trust (on behalf of ZEGA Buy and Hedge ETF) and Toroso - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.

(xvii)
Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Rising Rates ETF) and Toroso - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(xviii)		Investment Advisory Agreement between the Trust (on behalf of Elevate Shares 2X Daily Blockchain ETF (the “Elevate Shares ETF”)) and Toroso - to be filed by amendment.
(xix)
Investment Advisory Agreement between the Trust (on behalf of Home Appreciation U.S. REIT ETF) and Toroso - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

(xx)		Investment Advisory Agreement between the Trust (on behalf of Newday Ocean Health ETF and Newday Diversity, Equity & Inclusion ETF (the “Newday ETFs”)) and Toroso - to be filed by amendment.
(xxi)		Investment Advisory Agreement between the Trust (on behalf of Ionic Inflation Protection ETF) and Toroso - to be filed by amendment.
(xxii)		Investment Advisory Agreement between the Trust (on behalf of ESG Orphans ETF and ESG Orphans Daily Inverse ETF (the “Orphans ETFs”)) and Toroso - to be filed by amendment.
(xxiii)
Investment Sub-Advisory Agreement between Toroso and National Investment Services of America, LLC (“NIS”) (for National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named Aware Ultra-Short Duration Enhanced Income ETF)) - previously filed with Post-Effective Amendment No. 48 on Form N-1A on March 26, 2021 and is incorporated herein by reference.

(xxiv)
Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.

(1)
First Amendment to the Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (adding the SP Funds S&P Global REIT Sharia ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(xxv)
Investment Sub-Advisory Agreement between Toroso and Income Research + Management (for the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(xxvi)
Investment Sub-Advisory Agreement between Toroso and Leatherback Asset Management, LLC (for the Leatherback ETFs) - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(xxvii)
Investment Sub-Advisory Agreement between Toroso and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”) (for the Adasina Social Justice All Cap Global ETF) - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(xxviii)
Investment Sub-Advisory Agreement between Toroso and Gotham Asset Management, LLC (“Gotham”) (for the Gotham Enhanced 500 ETF ) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(xxix)
Investment Sub-Advisory Agreement between Toroso and Sound Income Strategies, LLC (for the Sound Income ETFs) - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(xxx)
Investment Sub-Advisory Agreement between Toroso and Euclid Investment Advisory, LLC (for the Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xxxi)
Investment Sub-Advisory Agreement between Toroso and Acruence Capital, LLC (for the Acruence Active Hedge U.S. Equity ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(xxxii)
Investment Sub-Advisory Agreement between Toroso and Robinson Capital Management, LLC (for the Robinson Alternative Yield Pre-Merger SPAC ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(xxxiii)
Investment Sub-Advisory Agreement between Toroso and ZEGA Financial, LLC (for the ZEGA Buy and Hedge ETF) - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.

(xxxiv)
Investment Sub-Advisory Agreement between Toroso and FolioBeyond, LLC (for the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(xxxv)
Investment Sub-Advisory Agreement between Toroso and Armada ETF Advisors LLC (for the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(xxxvi)		Investment Sub-Advisory Agreement between Toroso and Newday Funds, Inc. (for the Newday ETFs) - to be filed by amendment.
	(xxxvii)		Investment Sub-Advisory Agreement between Toroso and Ionic Capital Management LLC (for the Ionic Inflation Protection ETF) to be filed by amendment.
(e)	(i)
ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC (“Foreside”) - previously filed with Post-Effective Amendment No. 73 on Form N-1A on October 14, 2021 and is incorporated herein by reference.

(1)
First Amendment to the ETF Distribution Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(2)
Second Amendment to the ETF Distribution Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

		(3)	Third Amendment to the ETF Distribution Agreement (adding the Newday ETFs) - to be filed by amendment.
		(4)	Fourth Amendment to the ETF Distribution Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
		(5)	Fifth Amendment to the ETF Distribution Agreement (adding the Orphans ETFs) - to be filed by amendment.
(ii)
Form of Authorized Participant Agreement - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(iii)		Distribution Services Agreement between Toroso and Foreside - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
(f)			Not applicable.
(g)	(i)		Custody Agreement between the Trust and U.S. Bank National Association - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to Custody Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
(2)
Second Amendment to Custody Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Custody Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

		(4)	Fourth Amendment to Custody Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Custody Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Custody Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Custody Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Custody Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Custody Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Custody Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Custody Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(12)
Twelfth Amendment to Custody Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(13)
Thirteenth Amendment to Custody Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

		(14)	Fourteenth Amendment to Custody Agreement (adding the Newday ETFs) - to be filed by amendment.
		(15)	Fifteenth Amendment to Custody Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
		(16)	Sixteenth Amendment to Custody Agreement (adding the Orphans ETFs) - to be filed by amendment.
(h)	(i)
Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Fund Administration Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Fund Administration Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

(4)
Fourth Amendment to Fund Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(5)
Fifth Amendment to Fund Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF, SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Administration Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Administration Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Administration Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Fund Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Fund Administration Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(12)	Twelfth Amendment to Fund Administration Servicing Agreement (adding the Newday ETFs) - to be filed by amendment.
	(13)	Thirteenth Amendment to Fund Administration Servicing Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
	(14)	Fourteenth Amendment to Fund Administration Servicing Agreement (adding the Orphans ETFs) - to be filed by amendment.
(ii)
Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Fund Sub-Administration Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Fund Sub-Administration Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Sub-Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Sub-Administration Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Fund Sub-Administration Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(12)
Twelfth Amendment to Fund Sub-Administration Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(13)
Thirteenth Amendment to Fund Sub-Administration Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(14)	Fourteenth Amendment to Fund Sub-Administration Agreement (adding the Newday ETFs) - to be filed by amendment.
	(15)	Fifteenth Amendment to Fund Sub-Administration Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
	(16)	Sixteenth Amendment to Fund Sub-Administration Agreement (adding the Orphans ETFs) - to be filed by amendment.
(iii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Fund Accounting Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Fund Accounting Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Fund Accounting Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Fund Accounting Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Fund Accounting Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Fund Accounting Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Fund Accounting Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, and Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Fund Accounting Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Fund Accounting Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Fund Accounting Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(12)
Twelfth Amendment to Fund Accounting Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(13)
Thirteenth Amendment to Fund Accounting Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(14)	Fourteenth Amendment to Fund Accounting Servicing Agreement (adding the Newday ETFs) - to be filed by amendment.

	(15)	Fifteenth Amendment to Fund Accounting Servicing Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
	(16)	Sixteenth Amendment to Fund Accounting Servicing Agreement (adding the Orphans ETFs) - to be filed by amendment.
(iv)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(1)
First Amendment to Transfer Agent Servicing Agreement (adding the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(2)
Second Amendment to Transfer Agent Servicing Agreement (adding the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(3)
Third Amendment to Transfer Agent Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.

	(4)	Fourth Amendment to Transfer Agent Servicing Agreement - previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(5)
Fifth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(6)
Sixth Amendment to Transfer Agent Servicing Agreement (adding the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(7)
Seventh Amendment to Transfer Agent Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF, Sound Income ETFs, and Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.

(8)
Eighth Amendment to Transfer Agent Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares™ Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(9)
Ninth Amendment to Transfer Agent Servicing Agreement (adding the iClima ETFs, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

(10)
Tenth Amendment to Transfer Agent Servicing Agreement (adding the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

(11)
Eleventh Amendment to Transfer Agent Servicing Agreement (adding the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

(12)
Twelfth Amendment to Transfer Agent Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(13)
Thirteenth Amendment to Transfer Agent Servicing Agreement (adding the Elevate Shares ETF and the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(14)	Fourteenth Amendment to Transfer Agent Servicing Agreement (adding the Newday ETFs) - to be filed by amendment.
	(15)	Fifteenth Amendment to Transfer Agent Servicing Agreement (adding the Ionic Inflation Protection ETF) - to be filed by amendment.
	(16)	Sixteenth Amendment to Transfer Agent Servicing Agreement (adding the Orphans ETFs) - to be filed by amendment.

(v)
Compliance Services Agreement between the Trust and Cipperman Compliance Services, LLC - previously filed with Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A on January 28, 2019 and is incorporated herein by reference.

	(vi)	Powers of Attorney - previously filed with Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on April 28, 2020 and is incorporated herein by reference.
(vii)
Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(viii)
Fee Waiver Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso - previously filed with Post-Effective Amendment No. 97 to the Trust’s Registration Statement on Form N-1A on March 25, 2022 and is incorporated herein by reference.

(ix)
Fee Waiver Agreement between the Trust (on behalf of the UPAR Ultra Risk Parity ETF) and Toroso - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

(x)
Fee Waiver Agreement between the Trust (on behalf of the ATAC US Rotation ETF) and Toroso - previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.

(xi)
Fee Waiver Agreement between the Trust (on behalf of the ATAC Credit Rotation ETF) and Toroso - previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.

(xii)
Fee Waiver Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso - previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(xiii)
Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and FundVantage Trust -previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(i)	(i)
Opinion and Consent of Counsel (for the National Investment Services Ultra-Short Duration Enhanced Income ETF (formerly named the Aware Ultra-Short Duration Enhanced Income ETF)) – previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

(ii)
Opinion and Consent of Counsel (for the SoFi ETFs) - previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(iii)
Opinion and Consent of Counsel (for the RPAR Risk Parity ETF) - previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.

(iv)
Opinion and Consent of Counsel (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) - previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A on December 16, 2019 and is incorporated herein by reference.

(v)
Opinion and Consent of Counsel (for the SoFi Weekly Income ETF) - previously filed with Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A on September 30, 2020 and is incorporated herein by reference.

(vi)
Opinion and Consent of Counsel (for the Leatherback ETFs) - previously filed with Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(vii)
Opinion and Consent of Counsel (for the Adasina Social Justice All Cap Global ETF) - previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(viii)
Opinion and Consent of Counsel (for the Gotham Enhanced 500 ETF) - previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(ix)
Opinion and Consent of Counsel (for the ATAC US Rotation ETF) - previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.

(x)
Opinion and Consent of Counsel (for the SP Funds S&P Global REIT Sharia ETF) - previously filed with Post-Effective Amendment No. 40 on Form N-1A to the Trust’s Registration Statement on December 23, 2020 and is incorporated herein by reference.

(xi)
Opinion and Consent of Counsel (for the Sound Income ETFs) - previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on December 29, 2020 and is incorporated herein by reference.

(xii)
Opinion and Consent of Counsel (for the Euclid Capital Growth ETF) - previously filed with Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A on December 30, 2020 and is incorporated herein by reference.

(xiii)
Opinion and Consent of Counsel (for the Acruence Active Hedge U.S. Equity ETF) - previously filed with Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 5, 2021 and is incorporated herein by reference.

(xiv)
Opinion and Consent of Counsel (for the SoFi Weekly Dividend ETF) - previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.

(xv)
Opinion and Consent of Counsel (for the SonicShares™ Airlines, Hotels, Cruise Lines ETF) - previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.

(xvi)
Opinion and Consent of Counsel (for the American Customer Satisfaction ETF) - previously filed with Post-Effective Amendment No. 59 on Form N-1A on May 21, 2021 and is incorporated herein by reference.

	(xvii)	Opinion and Consent of Counsel (for the iClima ETFs) - previously filed with Post-Effective Amendment No. 67 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xviii)
Opinion and Consent of Counsel (for the Robinson Alternative Yield Pre-Merger SPAC ETF) - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.

	(xix)	Opinion and Consent of Counsel (for the ZEGA Buy and Hedge ETF) - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 23, 2021 and is incorporated herein by reference.
	(xx)	Opinion and Consent of Counsel (for the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
	(xxi)	Opinion and Consent of Counsel (for the SonicShares™ Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xxii)
Opinion and Consent of Counsel (for the FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.

	(xxiii)	Opinion and Consent of Counsel (for the UPAR Ultra Risk Parity ETF) - previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(xxiv)	Opinion and Consent of Counsel (for the Elevate Shares ETF) - to be filed by amendment.
(xxv)
Opinion and Consent of Counsel (for the Home Appreciation U.S. REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(xxvi)	Opinion and Consent of Counsel (for the Newday ETFs) - to be filed by amendment.
	(xxvii)	Opinion and Consent of Counsel (for the Ionic Inflation Protection ETF) - to be filed by amendment.
	(xxviii)	Opinion and Consent of Counsel (for the Orphans ETFs) - to be filed by amendment.
	(xxix)	Consent of Counsel - filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
(ii)
Letter of Representations between the Trust and Depository Trust Company - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

(m)
Amended and Restated Distribution (Rule 12b-1) Plan - previously filed with Post-Effective Amendment No. 96 to the Trust's Registration Statement on Form N-1A on March 25, 2022 and is incorporated herein by reference.

(n)		Not applicable.
(o)		Reserved.
(p)	(i)
Code of Ethics for Tidal ETF Trust - previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(ii)	Code of Ethics for Toroso - previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(iii)	Code of Ethics for Distributor - not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for NIS - previously filed with Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A on March 26, 2021 and is incorporated herein by reference.
	(v)	Code of Ethics for ShariaPortfolio, Inc. - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(vi)	Code of Ethics for Income Research + Management - previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(vii)	Code of Ethics for Leatherback Asset Management, LLC - previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
	(viii)	Code of Ethics for Adasina - previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.
	(ix)	Code of Ethics for Gotham - previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(x)	Code of Ethics for Sound Income Strategies, LLC - previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
	(xi)	Code of Ethics for Euclid Investment Advisory, LLC - previously filed with Post-Effective Amendment No. 42 on Form N-1A on December 30, 2020 and is incorporated herein by reference.
	(xii)	Code of Ethics for Acruence Capital, LLC - previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Robinson Capital Management, LLC - previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(xiv)	Code of Ethics for ZEGA Financial, LLC - previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.
	(xv)	Code of Ethics for FolioBeyond, LLC - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(xvi)	Code of Ethics for Armada ETF Advisors LLC - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(xvii)	Code of Ethics for Newday Funds, Inc. - to be filed by amendment.
	(xviii)	Code of Ethics for Ionic Capital Management LLC - to be filed by amendment.
Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees

(including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.
The Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.
No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporates by reference the investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) currently on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Toroso Investments, LLC	801-76857
Investment Sub-Advisers	SEC File No.
National Investment Services of America, LLC	801-118132
Income Research + Management	801-29482
Leatherback Asset Management, LLC	801-119407
Robasciotti & Associates, Inc., d/b/a Adasina Social Capital	801-113385
Gotham Asset Management, LLC	801-69960
ShariaPortfolio, Inc.	801-80652
Sound Income Strategies, LLC	801-80425
Euclid Investment Advisory, LLC	801-60766
Acruence Capital, LLC	801-119919
Robinson Capital Management, LLC	801-77378
ZEGA Financial, LLC	801-78723
FolioBeyond, LLC	801-113952
Armada ETF Advisors LLC	801-123057
Newday Funds, Inc.	801-112212
Ionic Capital Management LLC	801-72188

Item 32. Principal Underwriter
(a)    Foreside Fund Services, LLC serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:
1.ABS Long/Short Strategies Fund
2.Absolute Shares Trust
3.Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.AdvisorShares Trust
5.AFA Multi-Manager Credit Fund
6.AGF Investments Trust
7.AIM ETF Products Trust
8.Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.AlphaCentric Prime Meridian Income Fund
10.American Century ETF Trust
11.American Customer Satisfaction ETF, Series of ETF Series Solutions
12.Amplify ETF Trust
13.ARK ETF Trust
14.ASYMmetric ETFs Trust
15.Bluestone Community Development Fund
16.Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
17.Bridgeway Funds, Inc.
18.Brinker Capital Destinations Trust
19.Brookfield Real Assets Income Fund Inc.
20.Cabot Equity Growth ETF, Series of Listed Funds Trust
21.Calamos Convertible and High Income Fund
22.Calamos Convertible Opportunities and Income Fund
23.Calamos Dynamic Convertible and Income Fund
24.Calamos Global Dynamic Income Fund
25.Calamos Global Total Return Fund
26.Calamos Strategic Total Return Fund
27.Carlyle Tactical Private Credit Fund
28.Center Coast Brookfield MLP & Energy Infrastructure Fund
29.Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
30.Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
31.Cliffwater Corporate Lending Fund
32.Cliffwater Enhanced Lending Fund
33.Cohen & Steers Infrastructure Fund, Inc.
34.CornerCap Group of Funds
35.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
36.Davis Fundamental ETF Trust
37.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
38.Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
39.Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
40.Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
41.Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
42.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
43.Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
44.Defiance Quantum ETF, Series of ETF Series Solutions
45.Direxion Shares ETF Trust
46.DoubleLine Opportunistic Credit Fund
47.DoubleLine Yield Opportunities Fund
48.Eaton Vance NextShares Trust
49.Eaton Vance NextShares Trust II
50.EIP Investment Trust
51.Ellington Income Opportunities Fund
52.EntrepreneurShares Series Trust
53.Esoterica Thematic ETF Trust
54.ETF Opportunities Trust
55.Evanston Alternative Opportunities Fund

56.Exchange Listed Funds Trust
57.Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
58.Fiera Capital Series Trust
59.FlexShares Trust
60.FOMO ETF, Series of Collaborative Investment Series Trust
61.Forum Funds
62.Forum Funds II
63.Friess Brandywine Blue Fund, Series of Managed Portfolio Series
64.Friess Brandywine Fund, Series of Managed Portfolio Series
65.Friess Small Cap Growth Fund, Series of Managed Portfolio Series
66.Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
67.Grizzle Growth ETF, Series of Listed Funds Trust
68.Guinness Atkinson Funds
69.Harbor ETF Trust
70.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
71.Infusive US Trust
72.Innovator ETFs Trust
73.Ironwood Institutional Multi-Strategy Fund LLC
74.Ironwood Multi-Strategy Fund LLC
75.John Hancock Exchange-Traded Fund Trust
76.Mairs & Power Funds Trust
77.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
78.Manor Investment Funds
79.Mindful Conservative ETF, Series of Collaborative Investment Series Trust
80.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
81.Mohr Growth ETF, Series of Collaborative Investment Series Trust
82.Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
83.Morningstar Funds Trust
84.OSI ETF Trust
85.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
86.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
87.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
88.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
89.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
90.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
91.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
92.Palmer Square Opportunistic Income Fund
93.Partners Group Private Income Opportunities, LLC
94.PENN Capital Funds Trust
95.Performance Trust Mutual Funds, Series of Trust for Professional Managers
96.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
97.Plan Investment Fund, Inc.
98.PMC Funds, Series of Trust for Professional Managers
99.Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
100.Putnam ETF Trust
101.Quaker Investment Trust
102.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
103.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
104.Renaissance Capital Greenwich Funds
105.Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
106.Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
107.RiverNorth Volition America Patriot ETF, Series of Listed Funds Trust
108.RMB Investors Trust
109.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
110.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
111.Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
112.Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
113.Roundhill MEME ETF, Series of Listed Funds Trust
114.Roundhill MVP ETF, Series of Listed Funds Trust
115.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

116.Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
117.Salient MF Trust
118.Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
119.Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
120.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
121.SHP ETF Trust
122.Six Circles Trust
123.Sound Shore Fund, Inc.
124.Spear Alpha ETF, Series of Listed Funds Trust
125.Strategy Shares
126.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
127.Syntax ETF Trust
128.The B.A.D. ETF, Series of Listed Funds Trust
129.The Chartwell Funds
130.The Community Development Fund
131.The De-SPAC ETF, Series of Collaborative Investment Series Trust
132.The Finite Solar Finance Fund
133.The Private Shares Fund (f/k/a SharesPost 100 Fund)
134.The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
135.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
136.Third Avenue Trust
137.Third Avenue Variable Series Trust
138.Tidal ETF Trust
139.TIFF Investment Program
140.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
141.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
142.Timothy Plan International ETF, Series of The Timothy Plan
143.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
144.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
145.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
146.Transamerica ETF Trust
147.TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
148.TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
149.TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
150.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
151.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
152.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
153.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
154.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
155.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
156.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
157.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
158.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
159.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
160.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
161.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
162.Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
163.U.S. Global Investors Funds
164.Variant Alternative Income Fund
165.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
166.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
167.VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
168.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
169.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
170.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
171.VictoryShares Protect America ETF, Series of Victory Portfolios II
172.VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
173.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
174.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
175.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

176.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
177.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
178.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
179.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
180.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
181.VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
182.VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
183.VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
184.VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
185.VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
186.VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
187.West Loop Realty Fund, Series of Investment Managers Series Trust
188.WisdomTree Trust
189.WST Investment Trust
190.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    To the best of Registrant’s knowledge, the manager and executive officers of Foreside Fund Services, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 0410	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 0410	Secretary	None
(c)    Not applicable
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Administrator	Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758
Registrant’s Sub-Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Toroso Investments, LLC 898 North Broadway, Suite 2 Massapequa, New York 11758
Registrant’s Sub-Adviser	National Investment Services of America, LLC 777 East Wisconsin Avenue, Suite 2350 Milwaukee, Wisconsin 53202
Registrant’s Sub-Adviser	Income Research + Management 100 Federal Street, 30th Floor Boston, Massachusetts 02110
Registrant’s Sub-Adviser	Leatherback Asset Management, LLC 2000 PGA Boulevard, Suite 4440 Palm Beach Gardens, Florida 33408
Registrant’s Sub-Adviser	Robasciotti & Associates, Inc., doing business as Adasina Social Capital 870 Market Street, Suite 1275 San Francisco, California 94102
Registrant’s Sub-Adviser	Gotham Asset Management, LLC 535 Madison Avenue, 30th Floor New York, New York 10022
Registrant’s Sub-Adviser	ShariaPortfolio, Inc. 1331 S. International Parkway, Suite 2291 Lake Mary, Florida 32746
Registrant’s Sub-Adviser	Sound Income Strategies, LLC 6550 North Federal Highway, Suite 510 Fort Lauderdale, Florida 33308
Registrant’s Sub-Adviser	Euclid Investment Advisory, LLC 4701 Sangamore Road, N100 Bethesda, Maryland 20816
Registrant’s Sub-Adviser	Acruence Capital, LLC 8118 Datapoint Drive, Suite 104 San Antonio, Texas 78229
Registrant’s Sub-Adviser	Robinson Capital Management, LLC 63 Kercheval Avenue, Suite 111 Grosse Pointe Farms, Michigan 48236
Registrant’s Sub-Adviser	ZEGA Financial, LLC 777 South Flagler Drive, Suite 800, West Tower West Palm Beach, Florida 33401
Registrant’s Sub-Adviser	FolioBeyond, LLC 1050 Park Avenue, Suite 6A New York, New York 10028
Registrant’s Sub-Adviser	Armada ETF Advisors LLC 2 Enterprise Drive, Suite 406 Shelton, Connecticut 06484
Registrant’s Sub-Adviser	Newday Funds, Inc. 594 Blair Avenue Piedmont, California 94611
Registrant’s Sub-Adviser	Ionic Capital Management LLC 475 Fifth Avenue, 9th Floor New York, New York 10017
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on March 29, 2022.
Tidal ETF Trust
By: /s/ Eric W. Falkeis
Eric W. Falkeis
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 99 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on March 29, 2022.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*Dusko Culafic	Trustee
Dusko Culafic

*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney filed previously.